Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Federal tax at statutory rate	(34.00%)	(34.00%)
State tax benefits, plus sale of NJ NOL, net of federal benefit	(11.60%)	(7.90%)
Permanent differences	5.70%	10.30%
Orphan drug and research and development credits	(13.90%)	(38.80%)
Change in statutory rate	186.90%
Change in valuation allowance	(138.60%)	56.40%
Income tax benefit	(5.50%)	(14.00%)